3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (b) Cash and cash equivalents (Policies)	12 Months Ended
Jan. 31, 2023
Policies
(b) Cash and cash equivalents

(b)Cash and cash equivalents

Cash includes cash on hand and demand deposits. Cash equivalents includes short-term, highly liquid investments that are readily convertible to known amounts of cash and have a maturity date of less than 90 days from the initial acquisition date of the investment and are subject to an insignificant risk of change in value.